Note 12 - Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loan losses	$ 380,000	$ 546,000
Stock-based compensation	13,000	25,000
Interest on non-accrual loans	5,000	6,000
Unrealized loss on investment securities available for sale	4,000	19,000
Deferred loan fees	176,000	235,000
Organization cost	1,000	2,000
Total deferred tax assets	579,000	833,000
Deferred tax liabilities:
Bank premises and equipment	(94,000)	(103,000)
Intangible	(5,000)	(3,000)
Total deferred tax liabilities	(99,000)	(106,000)
Net Deferred Tax Asset	$ 480,000	$ 727,000